Significant Accounting Policies_Significant Accounting Policies_The Correlation Between The Major Macroeconomic Variables And The Credit Risk(Details)	12 Months Ended
Dec. 31, 2020
Domestic GDP Growth Rate
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Composite Stock Index
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Construction Investment Change Rate
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Rate Of Change In Housing Transaction Price Index
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Interest Rate Spread
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Positive correlation
Private Consumption Growth Rate
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Change Of Call Rate Compared To The Previous Year (%P)
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Positive correlation
Household Loan Change Rate
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation